INVESTMENT IN ASSOCIATES (Schedule of Financial Information for Investment) (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)
Disclosure of associates [line items]
Income from investments		$ 192,105		$ 158,829
General and administrative expense		(21,952)		(20,150)
Other expense		(1,157)		(1,026)
Net loss of associate qualified for pick-up		60,509		45,203
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Income from investments	[1]	1,278		494
General and administrative expense	[1]	(5,836)		(3,824)
Gain on disposal of PPE			$ (2)
Foreign exchange gain			(1,281)		669
Impairment reversal			$ 8,862		$ (586)
Net loss of associate	[1]	3,021		(3,247)
Adjustments to net loss of associate	[1]	(8,862)		(1,170)
Net loss of associate qualified for pick-up	[1]	(5,841)		(4,417)
Company's share of net loss	[1]	(1,672)		$ (1,276)
Whitehorse Gold Corp WHG [Member]
Disclosure of associates [line items]
Income from investments	[2]	(825)
Other expense	[2]	(31)
Net loss of associate	[2]	(856)
Adjustments to net loss of associate	[2]	211
Net loss of associate qualified for pick-up	[2]	(645)
Company's share of net loss	[2]	$ (174)

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.
[2]	WHG's fiscal year-end is on December 31. WHG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.